Significant Accounting Policies - Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenue	¥ 8,873,059	¥ 7,906,670	¥ 9,456,683
At Point-in-Time
Disaggregation Of Revenue [Line Items]
Revenue	6,876,048	6,361,671	8,307,928
Over Time
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,997,011	¥ 1,544,999	¥ 1,148,755